Cover	6 Months Ended
Jun. 30, 2022
Cover [Abstract]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	Amendment No. 3
Entity Registrant Name	MANA CAPITAL ACQUISITION CORP.
Entity Central Index Key	0001870144
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false